Consolidated Income Statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	[1],[2]	$ 10,684	$ 10,100	$ 10,422
Interest expense from financial instruments measured at amortized cost	[1],[2]	(7,194)	(6,391)	(5,404)
Interest income from financial instruments measured at fair value through profit or loss	[3]	4,714	4,660	2,281
Interest expense from financial instruments measured at fair value through profit or loss	[3]	(3,703)	(3,322)	(1,228)
Net interest income	[1],[2],[4],[5]	4,501	5,048	6,070
Other net income from financial instruments measured at fair value through profit or loss		6,842	6,960	5,637
Credit loss (expense) / recovery	[4]	(78)	(118)	(131)
Fee and commission income	[6]	19,110	19,598	19,362
Fee and commission expense		(1,696)	(1,703)	(1,840)
Net fee and commission income		17,413	17,895	17,522
Other income		212	428	524
Total operating income	[4]	28,889	30,213	29,622
Personnel expenses	[4]	16,084	16,132	16,199
General and administrative expenses	[4]	5,288	6,797	6,949
Depreciation and impairment of property, equipment and software	[4]	1,765	1,228	1,053
Amortization and impairment of goodwill and intangible assets	[4]	175	65	71
Total operating expenses	[4]	23,312	24,222	24,272
Operating profit / (loss) before tax	[4]	5,577	5,991	5,351
Tax expense / (benefit)	[4]	1,267	1,468	4,305
Net profit / (loss)	[4]	4,310	4,522	1,046
Net profit / (loss) attributable to non-controlling interests		6	7	77
Net profit / (loss) attributable to shareholders		$ 4,304	$ 4,516	$ 969
Earnings per share
Basic		$ 1.17	$ 1.21	$ 0.26
Diluted		$ 1.14	$ 1.18	$ 0.25
UBS AG
Income Statement [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	[7],[8]	$ 10,703	$ 10,121	$ 10,437
Interest expense from financial instruments measured at amortized cost	[7],[8]	(7,303)	(6,494)	(5,468)
Interest income from financial instruments measured at fair value through profit or loss	[3]	4,718	4,666	2,281
Interest expense from financial instruments measured at fair value through profit or loss	[3]	(3,703)	(3,322)	(1,228)
Net interest income	[4],[7],[8],[9],[10]	4,415	4,971	6,021
Other net income from financial instruments measured at fair value through profit or loss		6,833	6,953	5,640
Credit loss (expense) / recovery	[4],[9]	(78)	(117)	(131)
Fee and commission income	[9],[11]	19,156	19,632	19,390
Fee and commission expense	[9]	(1,696)	(1,703)	(1,840)
Net fee and commission income	[9]	17,460	17,930	17,550
Other income	[9]	677	905	965
Total operating income	[4],[9]	29,307	30,642	30,044
Personnel expenses	[4]	13,801	13,992	14,952
General and administrative expenses	[4]	8,586	10,075	9,001
Depreciation and impairment of property, equipment and software	[4]	1,576	1,052	945
Amortization and impairment of goodwill and intangible assets	[4]	175	65	71
Total operating expenses	[4]	24,138	25,184	24,969
Operating profit / (loss) before tax	[4]	5,169	5,458	5,076
Tax expense / (benefit)	[4]	1,198	1,345	4,242
Net profit / (loss)	[4]	3,971	4,113	834
Net profit / (loss) attributable to preferred noteholders		0	0	73
Net profit / (loss) attributable to non-controlling interests		6	7	4
Net profit / (loss) attributable to shareholders		$ 3,965	$ 4,107	$ 758

[1]
Effective 1 January 2018, UBS adopted IFRS 9, Financial Instruments, which resulted in a prospective change in the classification of certain financial instruments. Refer to “Note 1c Changes in accounting policies and comparability and transition effects from the adoption of IFRS 9 Financial Instruments” in the “Consolidated financial statements” section of the Annual Report 2018 for more information.

[2]
Effective 1 January 2019, UBS refined the presentation of dividend income and expense, reclassifying dividends from Interest income (expense) from financial instruments measured at fair value through profit or loss to Other net income from financial instruments measured at fair value through profit or loss. Prior-year comparative information was restated accordingly. Refer to Note 1b for more information.

[3]
Effective 1 January 2019, UBS refined the presentation of dividend income and expense, reclassifying dividends from Interest income (expense) from financial instruments measured at fair value through profit or loss to Other net income from financial instruments measured at fair value through profit or loss. Prior-year comparative information was restated accordingly. Refer to Note 1b for more information.

[4]
Comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions and the changes in the equity attribution framework. Refer to further discussion in this note and in Note 1b

[5]
Effective 1 January 2019, UBS refined the presentation of dividend income and expense, reclassifying dividends from financial instruments measured at fair value through profit or loss from Net interest income to Non-interest income. Prior-period information was restated accordingly, with virtually all of the effect on the Group arising from the Investment Bank. Refer to Note 1b for more information.

[6]
For the year ended 31 December 2019, reflects third-party fee and commission income of USD 11,694 million for Global Wealth Management, USD 3,355 million for the Investment Bank, USD 2,659 million for Asset Management, USD 1,307 million for Personal & Corporate Banking and USD 94 million for Corporate Center (for the year ended 31 December 2018: USD 12,059 million for Global Wealth Management, USD 3,525 million for the Investment Bank, USD 2,579 million for Asset Management, USD 1,338 million for Personal & Corporate Banking and USD 97 million for Corporate Center).

[7]
Effective 1 January 2018, UBS AG adopted IFRS 9, Financial Instruments, which resulted in a prospective change in the classification of certain financial instruments. Refer to “Note 1c Changes in accounting policies and comparability and transition effects from the adoption of IFRS 9 Financial Instruments” in the “Consolidated financial statements” section of the Annual Report 2018 for more information.

[8]
Effective 1 January 2019, UBS AG refined the presentation of dividend income and expense, reclassifying dividends from Interest income (expense) from financial instruments measured at fair value through profit or loss to Other net income from financial instruments measured at fair value through profit or loss. Prior-year comparative information was restated accordingly. Refer to Note 1b for more information.

[9]
Effective 1 January 2019, UBS AG, UBS Switzerland AG and certain other subsidiaries refined the presentation of dividend income and expense, reclassifying dividends from Interest income (expense) to Other net income from financial instruments measured at fair value through profit or loss. Prior-year comparative information was restated accordingly. Refer to Note 1b for more information.

[10]
Effective 1 January 2019, UBS refined the presentation of dividend income and expense, reclassifying dividends from financial instruments measured at fair value through profit or loss from Net interest income to Non-interest income. Prior-period information was restated accordingly, with virtually all of the effect on UBS AG arising from the Investment Bank. Refer to Note 1b for more information.

[11]
For the year ended 31 December 2019, reflects third-party fee and commission income of USD 11,694 million for Global Wealth Management, USD 3,397 million for the Investment Bank, USD 2,659 million for Asset Management, USD 1,307 million for Personal & Corporate Banking and USD 98 million for Corporate Center (for the year ended 31 December 2018: USD 12,059 million for Global Wealth Management, USD 3,557 million for the Investment Bank, USD 2,579 million for Asset Management, USD 1,338 million for Personal & Corporate Banking and USD 100 million for Corporate Center).